PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Acquisitions disclosures
Summary of Company's major VIEs and VIE's subsidiaries

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition

Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000
Beijing Ctrip International Travel Agency Co., Ltd. (“Beijing Ctrip”)	Acquired on January 15, 2002
Guangzhou Ctrip International Travel Agency Co., Ltd. (“Guangzhou Ctrip”)	Established on April 28, 2003
Shanghai Ctrip International Travel Agency Co., Ltd. (“Shanghai Ctrip”, formerly known as Shanghai Ctrip Charming International Travel Agency Co., Ltd.)	Acquired on September 23, 2003
Shenzhen Ctrip Travel Agency Co., Ltd. (“Shenzhen Ctrip”)	Established on April 13, 2004
Ctrip Insurance Agency Co., Ltd. (“Ctrip Insurance”)	Established on July 25, 2011
Shanghai Huacheng Southwest International Travel Agency Co., Ltd. (“Shanghai Huacheng”, formerly known as Shanghai Huacheng Southwest Travel Agency Co., Ltd.)	Established on March 13, 2001
Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007
Chengdu Ctrip International Travel Agency Co., Ltd. (“Chengdu Ctrip International”)	Established on November 4, 2008
Beijing Qu Na Information Technology Company Limited (“Qunar Beijing”)	Established on March 17, 2006

Summary of consolidated balance sheet information of VIEs

	As of December 31,
	2015	2016
	RMB	RMB
Total assets	22,188,424,951	30,544,580,876
Less: Inter-company receivables	(3,808,937,898)	(2,050,819,348)
Total assets excluding inter-company	18,379,487,053	28,493,761,528
Total liabilities	20,998,061,568	29,101,732,239
Less: Inter-company payables	(8,572,648,210)	(15,904,065,265)
Total liabilities excluding inter-company	12,425,413,358	13,197,666,974

Summary of consolidated results of operations information of VIEs

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net revenues	4,138,380,618	6,384,556,234	8,706,139,377
Cost of revenues	1,252,538,920	1,983,511,461	2,442,997,433
Net income / (loss)	(87,193,139)	(73,523,163)	100,653,423

Summary of consolidated results of cash flows information of VIEs

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net cash provided by operating activities	1,052,138,839	160,298,446	7,190,925,721
Net cash used in investing activities	—	—	—
Net cash provided by financing activities	—	—	—

Schedule of property, equipment and software estimated useful lives

Building	20-40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Allowance for doubtful accounts

	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of year	5,896,903	14,707,184	38,237,658
Provision for doubtful accounts	11,737,580	32,080,786	32,339,617
Write-offs	(2,927,299)	(8,550,312)	(11,735,449)

Balance at end of period	14,707,184	38,237,658	58,841,826

Company's share option activity under all the incentive plans

The following table summarized the Company’s share option activity under all the option plans (in US$, except shares):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	4,130,732	70.42	4.99	528,988,489

Granted	1,472,449	172.56
Exercised	(573,351)	62.52
Forfeited	(57,652)	117.63

Outstanding at December 31, 2014	4,972,178	101.03	5.17	405,399,251

Granted	625,006	247.91
Exercised	(506,163)	65.65
Forfeited	(85,560)	156.32

Outstanding at December 31, 2015	5,005,461	122.00	4.77	1,244,544,670

Granted	928,002	322.20
Exercised	(368,722)	80.70
Forfeited	(41,226)	199.32

Outstanding at December 31, 2016	5,523,515	157.82	4.54	899,966,907

Vested and expect to vest at December 31, 2016	5,339,880	155.04	4.47	884,674,316

Exercisable at December 31, 2016	3,228,073	100.42	3.14	708,809,522

Information related to outstanding and exercisable options

The following table summarizes information related to outstanding and exercisable options as of December 31, 2016 (in US$, except shares):

	Outstanding			Exercisable
Range of Exercise Prices	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)
35.00-58.99	677,760	38.02	0.10	677,760	38.02	0.10
59.00-77.99	1,120,518	77.12	4.01	892,716	76.46	3.98
78.00-96.99	510,008	91.52	2.19	510,008	91.52	2.19
97.00-129.99	369,445	105.01	2.71	369,445	105.01	2.71
130.00-259.99	2,845,784	236.86	6.46	778,144	185.94	5.63

	5,523,515			3,228,073

Assumptions of Black-Scholes pricing model

	2014	2015	2016
Risk-free interest rate	1.66%-1.75%	1.35%-1.59%	1.16%-1.66%
Expected life (years)	5.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	49%-52%	49%-50%	48%-51%
Fair value of options at grant date per share	from US$74.98	from US$105.16	from US$133.85
	to US$109.57	to US$112.76	to US$141.72

Schedule of restricted share activities under all option plans

The following table summarized the Company’s RSUs activities under all incentive plans (in US$, except shares):

	Number of Shares	Weighted average grant date fair value(US$)
Restricted shares
Unvested at December 31, 2013	623,424	83.60

Granted	761,514	185.40
Vested	(261,692)	86.82
Forfeited	(64,638)	148.02

Unvested at December 31, 2014	1,058,608	158.55

Granted	229,603	249.31
Vested	(271,683)	129.21
Forfeited	(151,120)	181.47

Unvested at December 31, 2015	865,408	185.17

Granted	1,183,094	301.62
Vested	(492,825)	223.00
Forfeited	(93,438)	237.69

Unvested at December 31, 2016	1,462,239	263.28

Summary of components of other income

	2014	2015	2016
	RMB	RMB	RMB
Foreign exchange gains/(losses)	(55,930,392)	12,638,982	(557,995,284)
Bank charges	(49,713,255)	(61,150,707)	(101,973,794)
Loss from impairment of long-term investment (Note 8)	(33,000,000)	—	(47,986,882)
Subsidy income	132,094,928	199,418,778	220,631,285
Gain on disposal of cost method investment (Note 8)	—	—	149,066,258
Gain on disposal of available-for-sale investment (Note 8)	—	—	140,651,759
Dividends from long-term investment	39,036,138	—	48,911,066
Reimbursement from the depository	—	11,582,882	46,345,221
Gain on deconsolidation of subsidiaries	789,193	2,294,451,702	252,000
Loss on disposal of a subsidiary	(1,529,046)	—	—
Others	12,073,069	24,038,193	75,250,084

Total	43,820,635	2,480,979,830	(26,848,287)

Skyscanner
Acquisitions disclosures
Summary of purchase price allocation

RMB
Net assets (including cash acquired with amount of RMB 571 million)	265,145,209
Identifiable intangible assets — trademark and domain	1,981,771,584
Identifiable intangible assets — Supplier relationship	928,904,634
Identifiable intangible assets — IT Platform	190,737,332
Deferred tax liabilities	(620,282,710)
Non-controlling interests	(315,836,071)
Goodwill	9,583,716,450

Total purchase consideration	12,014,156,428

Qunar
Acquisitions disclosures
Summary of fair value of acquisition cost

	RMB	US$
Fair value of previously held equity interest (1)	21,698,582,100	3,416,184,974
Consideration paid in December 2015	10,842,783,275	1,687,067,570

Total purchase cost	32,541,365,375	5,103,252,544

(1)	Which represents fair value of purchase consideration for the initial 45% equity method investment in October 2015

Summary of purchase price allocation

RMB
Cash and cash equivalents	5,169,733,816
Advance to suppliers	1,177,437,522
Prepayments and other current assets	3,075,154,225
Long-term investments	712,967,197
Fixed assets, net	232,085,350
Other non-current assets	127,412,235
Accounts payable	(1,584,668,322)
Taxes payable	(1,028,960,573)
Short-term debts	(3,884,097,322)
Accrued expenses and other current liabilities	(4,526,855,580)
Non-current liability	(93,019,969)
Non-controlling interests	(5,282,358)

Net assets of Qunar acquired	(628,093,779)
Identifiable intangible assets — trademark and domain	8,998,429,167
Identifiable intangible assets — technology and supplier network for new products*	948,347,023
Deferred tax liabilities	(2,489,866,400)
Non-controlling interests	(17,850,614,771)
Goodwill	43,563,164,135

Total purchase consideration	32,541,365,375

Schedule of pro forma results
In thousands	2014	2015
	RMB	RMB
Pro-forma net revenues	8,917,279	14,812,533
Pro-forma net loss	(1,889,396)	(5,086,934)

Company's share option activity under all the incentive plans

The following table summarized the Qunar’s share option activity under all the option plans (in US$, except shares):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	18,759,438	0.01	9.36	329,603,326

Granted	1,846,200	0.01
Exercised	(9,140,502)	0.01
Forfeited/Cancelled	(1,575,213)	0.01

Outstanding at December 31, 2015	9,889,923	0.01	8.54	99,393,726

Vested and expect to vest at December 31, 2016	9,241,666	0.01	8.53	92,878,743

Exercisable at December 31, 2016	2,107,686	0.01	8.52	21,182,244

Assumptions of Black-Scholes pricing model
2016
Risk-free interest rate	0.22%-2.10%
Expected life (years)	0.13-6.00
Expected dividend yield	—
Volatility	26%-40%

Travelfusion
Acquisitions disclosures
Summary of purchase price allocation

RMB
Net assets	36,936,493
Identifiable intangible assets — trademark and domain	78,058,071
Identifiable intangible assets — Business relationship	261,146,660
Identifiable intangible assets — IT Platform	5,051,377
Deferred tax liabilities	(72,293,783)
Non-controlling interests	(275,995,802)
Goodwill	687,633,024

Total purchase consideration	720,536,040

A technology company focusing on hotel customer reviews
Acquisitions disclosures
Summary of purchase price allocation

RMB
Net assets	2,134,170
Identifiable intangible assets — System, brand and customer relationship	44,752,000
Deferred tax liabilities	(11,188,000)
Goodwill	333,320,722
Fair value of previously held equity interest	(129,360,000)

Total purchase consideration	239,658,892

An offline travel agency
Acquisitions disclosures
Summary of purchase price allocation

RMB
Net assets (including the cash acquired of RMB142 million)	164,411,042
Identifiable intangible assets — customer relationship	67,000,000
Identifiable intangible assets — trademark	174,800,000
Deferred tax liabilities	(60,450,000)
Non-controlling interests	(370,656,000)
Goodwill	331,615,519

Total purchase consideration	306,720,561